Trade and Other Payables	12 Months Ended
Dec. 31, 2018
Trade and Other Payables
Trade and Other Payables

(21)    Trade and Other Payables

Details are as follows:

	Thousands of Euros
	31/12/2018	31/12/2017
Suppliers	561,883	423,096
VAT payable	8,954	8,827
Taxation authorities, withholdings payable	26,299	24,084
Social security payable	12,787	11,741
Other public entities	111,776	97,068
Other payables	159,816	141,720
Current income tax liabilities	1,917	6,709
	723,616	571,525

Suppliers

Details of balances with related parties are shown in note 31.

The Group’s exposure to currency risk and liquidity risk associated with trade and other payables is described in note 30.